Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets

12.	Intangible assets

Changes in the carrying value of the Company’s identifiable intangible assets, consisting of patents, are summarized below.

	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2023	33	(24)	9
Amortization	-	(2)	(2)
Impact of foreign exchange rate changes	1	(1)	-
At December 31, 2023	34	(27)	7
Acquisition of Aeterna (note 5)	3,352	-	3,352
Amortization	-	(162)	(162)
Impairment of intangible assets	(3,196)	-	(3,196)
Impact of foreign exchange rate changes	(1)	-	(1)
At December 31, 2024	189	(189)	-

On June 3, 2024, the Company acquired intangible assets of $3,352 through the Transaction (see Note 5). On August 27, 2024, the Company announced that the Phase 3 DETECT-trial evaluating macimorelin for the diagnosis of CGHD had failed to meet its primary endpoints according to the definitions in the study protocol and recorded a partial impairment of the patent intangible assets as of September 30, 2024. Based on the results of the study and further strategic evaluation of the Company’s product portfolio as of December 31, 2024, the Company has decided to cease any future investments in macimorelin for the diagnosis of CGHD and is investigating all strategic options for the macimorelin assets.

Consequently, management has carried out an impairment test. The recoverable amount of the macimorelin patent intangible assets was estimated based on the present value of the future cash flows expected to be derived from the macimorelin patent intangible assets (value in use), assuming that the regulatory approval is delayed indefinitely. Accordingly, the recoverable amount of both the macimorelin adult and child patent intangible assets were estimated to be nil and a $3,195 impairment was recorded during the year ended December 31, 2024.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)